Cover	Apr. 17, 2023
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On April 25, 2023, Appreciate Holdings, Inc. (the “Company”) and Meteora Special Opportunity Fund I, LP, Meteora Select Trading Opportunities Master, LP, and Meteora Capital Partners, LP (collectively “Meteora”) entered into an amendment of the Assignment and Novation Agreement between the parties dated November 21, 2022 (the “Amendment”). The Amendment revised the Reset Price applicable to the sale of shares of Series A Common Stock acquired by Meteora to be the greater of (i) $1.50 and (ii) the VWAP Price of the Shares of the last ten (10) trading days of the prior calendar month, in no case higher than $5.00. The Company also waived its rights to any additional Prepayment Shortfall amounts which would otherwise have been due upon the satisfaction of certain conditions. All other terms and conditions of the agreement, as amended remain in full force and effect.
Document Period End Date	Apr. 17, 2023
Entity File Number	001-39758
Entity Registrant Name	Appreciate Holdings, Inc.
Entity Central Index Key	0001821075
Entity Tax Identification Number	83-2426917
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6101 Baker Road
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Minnetonka
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55345
City Area Code	952
Local Phone Number	470-8888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	SFR
Security Exchange Name	NASDAQ
Warrants to purchase Class A Common Stock, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants to purchase Class A Common Stock
Trading Symbol	SFRWW
Security Exchange Name	NASDAQ